--------------------------------------------------------------------------------
                   Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


     T. ROWE PRICE


                   TOTAL EQUITY MARKET
                   INDEX FUND

                   -------------
                   JUNE 30, 1998
                   -------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                     1/30/98
                                                                     Through
                                                                     6/30/98

  NET ASSET VALUE
  Beginning of period                                              $   10.00
                                                                   .........

  Investment activities
   Net investment income                                                0.05
   Net realized and unrealized gain (loss)                              1.47
                                                                   .........
   Total from investment activities                                     1.52
                                                                   .........
  Distributions
   Net investment income                                               (0.05)
                                                                   .........
  NET ASSET VALUE
  End of period                                                    $   11.47
                                                                   ---------

  Ratios/Supplemental Data

  Total return*                                                        15.21%
  ..............................................................................
  Ratio of expenses to
  average net assets                                                    0.40%+
  ..............................................................................
  Ratio of net investment
  income to average
  net assets                                                            1.26%+
  ..............................................................................
  Portfolio turnover rate                                                1.9%
  ..............................................................................
  Net assets, end of period
  (in thousands)                                                   $  28,389
  ..............................................................................


* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+  Annualized.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

-----------------------
STATEMENT OF NET ASSETS                                 Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands

      COMMON STOCKS  94.2%

      BASIC MATERIALS  0.7%

      Aluminum  0.2%

      Alcoa                                                    500   $      33
      ..........................................................................
      Reynolds Metals                                          300          17
      ..........................................................................
                                                                            50
                                                                     ...........

      Iron & Steel  0.2%

      Carpenter Technology                                     400          20
      ..........................................................................
      USX-U.S. Steel                                           600          20
      ..........................................................................
      Worthington Industries                                 1,000          15
      ..........................................................................
      Titan International                                      400           7
      ..........................................................................
                                                                            62
                                                                     ...........
      Miscellaneous Mining, Metals  0.2%

      General Cable                                            600          17
      ..........................................................................
      Titanium Metals                                          500          11
      ..........................................................................
      Cyprus Amax Minerals                                     800          11
      ..........................................................................
      Brush Wellman                                            500          10
      ..........................................................................
      ASARCO                                                   400           9
      ..........................................................................
                                                                            58
                                                                     ...........

      Precious Metals  0.1%

      Newmont Mining                                           600          14
      ..........................................................................
      Homestake Mining                                       1,300          14
      ..........................................................................
      Coeur d'Alene Mines *                                    500           3
      ..........................................................................
                                                                            31
                                                                     ...........
      Total Basic Materials                                                201
                                                                     ...........

      BUSINESS SERVICES AND
      TRANSPORTATION  4.1%

      Advertising  0.2%

      Omnicom                                                  600          30
      ..........................................................................
      Harte-Hanks                                              600          15
      ..........................................................................
      True North Communications                                400          12
      ..........................................................................
                                                                            57
                                                                     ...........

      Airlines  0.6%

      Delta                                                    300          39
      ..........................................................................
      AMR *                                                    400          33
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      FDX *                                                  500     $      32
      ..........................................................................
      Southwest Airlines                                     900            27
      ..........................................................................
      Mesaba Holdings *                                      750            17
      ..........................................................................
      Alaska Air Group *                                     300            16
      ..........................................................................
      TWA *                                                  500             5
      ..........................................................................
                                                                           169
                                                                     ...........
      Engineering Services  0.1%

      EG&G                                                   500            15
      ..........................................................................
                                                                            15
                                                                     ...........
      Pollution Control  0.4%

      Waste Management                                     1,400            49
      ..........................................................................
      USA Waste Services *                                   500            25
      ..........................................................................
      American Disposal Services *                           400            19
      ..........................................................................
      Browning-Ferris                                        500            17
      ..........................................................................
      Newpark Resources *                                    400             4
      ..........................................................................
                                                                           114
                                                                     ...........
      Railroads  0.5%

      Union Pacific                                          900            40
      ..........................................................................
      Burlington Northern Santa Fe                           400            39
      ..........................................................................
      Norfolk Southern                                     1,000            30
      ..........................................................................
      CSX                                                    600            27
      ..........................................................................
      MotivePower *                                          300             7
      ..........................................................................
      Wisconsin Central Transport *                          200             5
      ..........................................................................
                                                                           148
                                                                     ...........
      Service  2.0%

      Cendant *                                            2,300            48
      ..........................................................................
      Marsh & McLennan                                       750            45
      ..........................................................................
      Service Corp. International                            900            39
      ..........................................................................
      Cognizant                                              600            38
      ..........................................................................
      ServiceMaster                                          800            31
      ..........................................................................
      Republic Industries *                                1,100            28
      ..........................................................................
      Paychex                                                650            26
      ..........................................................................
      Dun & Bradstreet *                                     700            25
      ..........................................................................
      Express Scripts *                                      300            24
      ..........................................................................
      First Health Group *                                   800            23
      ..........................................................................
      Central Parking                                        400            19
      ..........................................................................
      Rollins Inc                                            800            16
      ..........................................................................
      UICI *                                                 600            16
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


      RemedyTemp (Class A) *                                  500    $      15
      ..........................................................................
      Erie Indemnity                                          500           14
      ..........................................................................
      Manpower                                                500           14
      ..........................................................................
      NOVA *                                                  400           14
      ..........................................................................
      Corrections Corp of America *                           600           14
      ..........................................................................
      Gartner Group (Class A) *                               400           14
      ..........................................................................
      Dollar Thrifty Auto Group *                           1,000           13
      ..........................................................................
      Ryder System                                            400           13
      ..........................................................................
      ProBusiness Services *                                  200            9
      ..........................................................................
      Wackenhut Corrections *                                 400            9
      ..........................................................................
      Startek *                                               700            9
      ..........................................................................
      Assisted Living Concepts *                              500            9
      ..........................................................................
      Coast Dental Services *                                 600            9
      ..........................................................................
      Policy Management Systems *                             200            8
      ..........................................................................
      Miami Computer Supply *                                 450            7
      ..........................................................................
      Olsten                                                  600            7
      ..........................................................................
      Energy Research *                                       300            6
      ..........................................................................
      Staff Leasing *                                         200            6
      ..........................................................................
      Group Maintenance America *                             300            5
      ..........................................................................
                                                                           573
                                                                     ...........
      Transport by Water  0.2%

      Royal Caribbean Cruises                                 300           24
      ..........................................................................
      Overseas Shipholding Group                              800           16
      ..........................................................................
      Avondale Industries *                                   400           11
      ..........................................................................
      C. H. Robinson Worldwide                                300            8
      ..........................................................................
                                                                            59
                                                                     ...........
      Trucking, Freight  0.1%

      Werner Enterprises                                      925           18
      ..........................................................................
      USA Truck *                                             900           14
      ..........................................................................
                                                                            32
                                                                     ...........
      Total Business Services and Transportation                         1,167
                                                                     ...........


      CAPITAL EQUIPMENT  5.4%

      Industrial Manufacturing  4.2%

      GE                                                    7,100          646
      ..........................................................................
      3M                                                      900           74
      ..........................................................................
      AlliedSignal                                          1,500           67
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands


      United Technologies                                    600     $      55
      ..........................................................................
      Illinois Tool Works                                    600            40
      ..........................................................................
      Textron                                                400            29
      ..........................................................................
      Corning                                                800            28
      ..........................................................................
      Dover                                                  700            24
      ..........................................................................
      Cooper Industries                                      400            22
      ..........................................................................
      TRW                                                    400            22
      ..........................................................................
      Commercial Metals                                      600            18
      ..........................................................................
      Carlisle Companies                                     400            17
      ..........................................................................
      Stanley Works                                          400            17
      ..........................................................................
      Trinity Industries                                     400            17
      ..........................................................................
      Precision Castparts                                    300            16
      ..........................................................................
      Walter Industries *                                    800            15
      ..........................................................................
      Tokheim Corp *                                         700            14
      ..........................................................................
      Coltec Industries *                                    700            14
      ..........................................................................
      Briggs & Stratton                                      300            11
      ..........................................................................
      Commercial Intertech                                   600            11
      ..........................................................................
      Tecumseh Products                                      200            11
      ..........................................................................
      Easco                                                  900             9
      ..........................................................................
      Wolverine Tube *                                       200             8
      ..........................................................................
      U.S. Industries *                                      300             7
      ..........................................................................
      Watts Industries (Class A)                             300             6
      ..........................................................................
      Zoltek *                                               300             6
      ..........................................................................
                                                                         1,204
                                                                     ...........

      Producers Goods  1.2%

      Caterpillar                                            800            42
      ..........................................................................
      Deere                                                  600            32
      ..........................................................................
      Eaton                                                  400            31
      ..........................................................................
      ITT Industries                                         600            22
      ..........................................................................
      Ingersoll-Rand                                         500            22
      ..........................................................................
      Genuine Parts                                          600            21
      ..........................................................................
      W. W. Grainger                                         400            20
      ..........................................................................
      Premark International                                  600            19
      ..........................................................................
      Baldor Electric                                        700            17
      ..........................................................................
      American Power Conversion *                            500            15
      ..........................................................................
      UCAR International *                                   500            15
      ..........................................................................
      Zebra Technologies *                                   300            13
      ..........................................................................
      Thomas Industries                                      400            10
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands


      WICOR                                                   400    $       9
      ..........................................................................
      Howmet International *                                  600            9
      ..........................................................................
      Aviation Sales *                                        200            8
      ..........................................................................
      Bridgeport Machines *                                   700            8
      ..........................................................................
      AAON *                                                  600            6
      ..........................................................................
      Unique Mobility *                                       500            4
      ..........................................................................
      Waterlink *                                             300            2
      ..........................................................................
                                                                           325
                                                                     ...........
      Total Capital Equipment                                            1,529
                                                                     ...........

      CONSUMER CYCLICALS  3.8%

      Consumer Durables  0.4%

      HON Industries                                          600           20
      ..........................................................................
      Shaw Industries                                       1,100           20
      ..........................................................................
      Mohawk Industries *                                     600           19
      ..........................................................................
      Interface (Class A)                                     800           16
      ..........................................................................
      WestPoint Stevens *                                     400           13
      ..........................................................................
      Linens `n Things *                                      400           12
      ..........................................................................
      O'Sullivan Industries *                                 700           10
      ..........................................................................
      Rival                                                   400            5
      ..........................................................................
                                                                           115
                                                                     ...........
      Construction  0.6%

      Masco                                                   600           36
      ..........................................................................
      Jacobs Engineering Group *                              600           19
      ..........................................................................
      Sherwin-Williams                                        500           17
      ..........................................................................
      USG                                                     300           16
      ..........................................................................
      Genlyte Group *                                         600           16
      ..........................................................................
      Centex                                                  400           15
      ..........................................................................
      Armstrong World                                         200           14
      ..........................................................................
      Baltek Corp *                                         1,100           10
      ..........................................................................
      Lennar                                                  300            9
      ..........................................................................
      TJ International                                        200            6
      ..........................................................................
                                                                           158
                                                                     ...........

      Motor Vehicles  1.3%

      Ford Motor                                            2,600          153
      ..........................................................................
      Chrysler                                              1,400           79
      ..........................................................................
      General Motors (Class H)                                500           24
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      Harley-Davidson                                        600  $         23
      ..........................................................................
      Lear *                                                 400            21
      ..........................................................................
      Modine Manufacturing                                   500            17
      ..........................................................................
      Shiloh Industries *                                    600            12
      ..........................................................................
      Arctic Cat                                           1,200            12
      ..........................................................................
      Navistar *                                             400            12
      ..........................................................................
      Polaris Industries                                     300            11
      ..........................................................................
      OEA                                                    500             8
      ..........................................................................
                                                                           372
                                                                  ..............
      Real Estate  1.3%

      Starwood Hotels & Resorts, REIT                        700            34
      ..........................................................................
      Patriot American Hospitality, REIT                     968            23
      ..........................................................................
      Vornado Realty Trust, REIT                             500            20
      ..........................................................................
      Equity Residential Properties Trust, REIT              400            19
      ..........................................................................
      Pulte                                                  600            18
      ..........................................................................
      Security Capital Industrial Trust, REIT                700            18
      ..........................................................................
      Equity Office Properties, REIT                         600            17
      ..........................................................................
      Nationwide Health Properties, REIT                     700            17
      ..........................................................................
      Catellus Development *                                 900            16
      ..........................................................................
      Developers Diversified Realty, REIT                    400            16
      ..........................................................................
      D.R. Horton                                            700            15
      ..........................................................................
      Crescent Real Estate Equities, REIT                    400            13
      ..........................................................................
      Simon DeBartolo Group, REIT                            400            13
      ..........................................................................
      AMB Property                                           500            12
      ..........................................................................
      Apartment Investment & Management, REIT                300            12
      ..........................................................................
      Avalon Bay Communities, REIT                           307            12
      ..........................................................................
      Boston Properties, REIT                                300            10
      ..........................................................................
      Trammell Crow *                                        300            10
      ..........................................................................
      JP Realty, REIT                                        400             9
      ..........................................................................
      Brandywine Reality Trust                               400             9
      ..........................................................................
      Camden Property Trust, REIT                            300             9
      ..........................................................................
      Chateau Communities, REIT                              300             9
      ..........................................................................
      Meditrust                                              300             8
      ..........................................................................
      CBL & Associates Properties, REIT                      300             7
      ..........................................................................
      Manufactured Home Communities, REIT                    300             7
      ..........................................................................
      Duke Realty Investments, REIT                          300             7
      ..........................................................................
      FelCor Suites Hotels, REIT                             200             6
      ..........................................................................
      Parkway Properties, REIT                               200             6
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      Federal Realty Investment Trust, REIT                  200  $          5
      ..........................................................................
      CCA Prison Reality Trust, REIT                         100             3
      ..........................................................................
                                                                           380
                                                                   .............
      Tire & Rubber  0.2%

      Goodyear Tire & Rubber                                 600            38
      ..........................................................................
      Bandag                                                 200             8
      ..........................................................................
                                                                            46
                                                                   .............
      Total Consumer Cyclicals                                           1,071
                                                                   .............


      CONSUMER NONDURABLES  9.7%

      Agriculture  1.9%

      Heinz                                                1,100            62
      ..........................................................................
      Sara Lee                                             1,000            56
      ..........................................................................
      Bestfoods                                              900            52
      ..........................................................................
      Campbell                                               900            48
      ..........................................................................
      Kellogg                                              1,100            41
      ..........................................................................
      Hershey Foods                                          500            35
      ..........................................................................
      Pioneer Hi-Bred                                        800            33
      ..........................................................................
      Archer Daniels Midland                               1,700            33
      ..........................................................................
      ConAgra                                              1,000            32
      ..........................................................................
      Wrigley                                                300            29
      ..........................................................................
      RJR Nabisco                                          1,200            29
      ..........................................................................
      General Mills                                          400            27
      ..........................................................................
      Nabisco Holdings (Class A)                             500            18
      ..........................................................................
      Hormel Foods                                           500            17
      ..........................................................................
      Goodmark Foods                                         500            15
      ..........................................................................
      Vlasic Foods *                                         560            11
      ..........................................................................
      International Home Foods *                             400             9
      ..........................................................................
                                                                           547
                                                                   .............
      Beverages  2.5%

      Coca-Cola                                            5,400           462
      ..........................................................................
      PepsiCo                                              3,600           148
      ..........................................................................
      Coca-Cola Enterprises                                1,200            47
      ..........................................................................
      Whitman                                                700            16
      ..........................................................................
      Pure World *                                           800            13
      ..........................................................................
      TRIARC COMPANIES *                                     500            11
      ..........................................................................
                                                                           697
                                                                   .............

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      Container  0.3%

      Crown Cork & Seal                                      400  $         19
      ..........................................................................
      Sealed Air *                                           500            19
      ..........................................................................
      Tenneco                                                400            15
      ..........................................................................
      Sonoco Products                                        400            12
      ..........................................................................
      Ball                                                   300            12
      ..........................................................................
      US Can *                                               400             6
      ..........................................................................
                                                                            83
                                                                  ..............
      Cosmetics  1.2%

      Procter & Gamble                                     2,800           255
      ..........................................................................
      Avon                                                   300            23
      ..........................................................................
      Revlon (Class A) *                                     400            21
      ..........................................................................
      Alberto Culver (Class B)                               500            14
      ..........................................................................
      Block Drug                                             200             8
      ..........................................................................
      Carson *                                               300             2
      ..........................................................................
                                                                           323
                                                                  ..............
      Leisure, Luxury  0.6%

      Carnival (Class A)                                   1,600            63
      ..........................................................................
      Mattel                                               1,100            46
      ..........................................................................
      Hilton                                                 800            23
      ..........................................................................
      Cedar Fair                                             500            14
      ..........................................................................
      Callaway Golf                                          700            14
      ..........................................................................
      Action Performance *                                   300            10
      ..........................................................................
      Rio Hotel & Casino *                                   400             7
      ..........................................................................
      WMS Industries                                         200             1
      ..........................................................................
                                                                           178
                                                                  ..............
      Liquor  0.3%

      Anheuser-Busch                                       1,300            61
      ..........................................................................
      Fortune Brands                                         700            27
      ..........................................................................
      Todhunter Intl *                                       700             7
      ..........................................................................
                                                                            95
                                                                  ..............
      Photographic, Optical  0.2%

      Eastman Kodak                                          800            59
      ..........................................................................
      X-Rite                                                 600             8
      ..........................................................................
                                                                            67
                                                                  ..............
      Soaps, Housewares  1.4%

      Gillette                                             2,500           142
      ..........................................................................
      Colgate-Palmolive                                      700            62
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Kimberly-Clark                                        1,000  $         46
      ..........................................................................
      Ralston Purina                                          300            35
      ..........................................................................
      Clorox                                                  300            29
      ..........................................................................
      Rubbermaid                                              800            26
      ..........................................................................
      Newell                                                  400            20
      ..........................................................................
      Tupperware                                              600            17
      ..........................................................................
      Dial Corp                                               400            10
      ..........................................................................
      Dixon Ticonderoga Company *                             700             9
      ..........................................................................
                                                                            396
                                                                   .............
      Textiles and Apparel  0.5%

      NIKE (Class B)                                          700            34
      ..........................................................................
      V.F.                                                    600            31
      ..........................................................................
      Worldtex *                                            3,100            18
      ..........................................................................
      Jones Apparel Group *                                   400            15
      ..........................................................................
      K-Swiss                                                 700            14
      ..........................................................................
      Kellwood                                                300            11
      ..........................................................................
      Rocky Shoes & Boots *                                   500             7
      ..........................................................................
      Gymboree *                                              400             6
      ..........................................................................
      Polo Ralph Lauren *                                     200             5
      ..........................................................................
                                                                            141
                                                                   .............
      Tobacco  0.8%

      Philip Morris                                         5,500           217
      ..........................................................................
      Brooke Group                                          1,000            11
      ..........................................................................
                                                                            228
                                                                   .............
      Total Consumer Nondurables                                          2,755
                                                                   .............


      CONSUMER SERVICES  10.1%

      Hotels & Restaurant  0.9%

      McDonald's                                            1,700           117
      ..........................................................................
      Marriott (Class A)                                    1,400            45
      ..........................................................................
      Bob Evans Farms                                         800            17
      ..........................................................................
      Wendys                                                  700            17
      ..........................................................................
      Bristol Hotel *                                         500            12
      ..........................................................................
      John Q. Hammons Hotels (Class A) *                    1,600            11
      ..........................................................................
      Brinker *                                               500            10
      ..........................................................................
      La Quinta Inns                                          400             8
      ..........................................................................
      Sodexho Marriott Services *                             250             7
      ..........................................................................

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--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Applebee's                                              300  $          7
      ..........................................................................
                                                                            251
                                                                   .............
      Media  2.8%

      Disney                                                1,600           168
      ..........................................................................
      Time Warner                                           1,200           103
      ..........................................................................
      MediaOne Group *                                      1,400            61
      ..........................................................................
      Tele-Communications (Class A) *                       1,300            50
      ..........................................................................
      Cox Communications (Class A) *                        1,000            48
      ..........................................................................
      Viacom (Class B) *                                      800            47
      ..........................................................................
      CBS                                                   1,400            44
      ..........................................................................
      Comcast (Class A Special)                               900            37
      ..........................................................................
      Tribune                                                 500            34
      ..........................................................................
      Clear Channel Communications *                          300            33
      ..........................................................................
      Chancellor Media *                                      500            25
      ..........................................................................
      Price Communications *                                1,562            24
      ..........................................................................
      Tele-Communications TCI Ventures *                      900            18
      ..........................................................................
      Electromagnetic Sciences *                              900            17
      ..........................................................................
      A.H. Belo (Class A)                                     600            15
      ..........................................................................
      BHC Communications (Class A)                            100            14
      ..........................................................................
      Jacor Communications *                                  200            12
      ..........................................................................
      Univision Communications *                              300            11
      ..........................................................................
      GC Companies *                                          200            10
      ..........................................................................
      Granite Broadcasting *                                  400             5
      ..........................................................................
      SFX Entertainment (Class A) *                           100             5
      ..........................................................................
      Metro Goldwyn Mayer *                                   200             4
      ..........................................................................
                                                                            785
                                                                   .............
      Publishing  0.7%

      Gannett                                                 800            57
      ..........................................................................
      McGraw-Hill                                             400            33
      ..........................................................................
      R.R. Donnelley                                          600            27
      ..........................................................................
      PRIMEDIA *                                            1,200            16
      ..........................................................................
      Valassis Communications *                               400            15
      ..........................................................................
      Central Newspapers (Class A)                            200            14
      ..........................................................................
      Hollinger International                                 800            14
      ..........................................................................
      Scholastic *                                            200             8
      ..........................................................................
      Franklin Covey *                                        300             6
      ..........................................................................
      TST/Impreso *                                           300             1
      ..........................................................................
                                                                            191
                                                                   .............

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--------------------------------------------------------------------------------



                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      Retail-All other  1.6%

      Home Depot                                           1,700  $        141
      ..........................................................................
      Walgreen                                             1,400            58
      ..........................................................................
      Lowes                                                1,200            49
      ..........................................................................
      CVS                                                  1,200            47
      ..........................................................................
      Rite Aid                                               900            34
      ..........................................................................
      Toys "R" Us *                                        1,000            23
      ..........................................................................
      AutoZone *                                             500            16
      ..........................................................................
      Bed Bath & Beyond *                                    300            15
      ..........................................................................
      Fabri-Centers of America *                             500            14
      ..........................................................................
      Office Depot *                                         400            13
      ..........................................................................
      Corporate Express *                                    800            10
      ..........................................................................
      CDW Computer Centers *                                 200            10
      ..........................................................................
      OfficeMax *                                            600            10
      ..........................................................................
      Vitalink Pharmacy Services *                           400             9
      ..........................................................................
      Lands' End *                                           200             6
      ..........................................................................
                                                                           455
                                                                  ..............
      Retail-Clothing  0.7%

      The Gap                                              1,000            62
      ..........................................................................
      TJX                                                  1,200            29
      ..........................................................................
      The Limited                                            600            20
      ..........................................................................
      Intimate Brands                                        600            17
      ..........................................................................
      Goody's Family Clothing *                              300            16
      ..........................................................................
      Nordstrom                                              200            15
      ..........................................................................
      Venator Group *                                        800            15
      ..........................................................................
      Abercrombie & Fitch *                                  208             9
      ..........................................................................
      Gadzooks *                                             300             8
      ..........................................................................
                                                                           191
                                                                  ..............
      Retail-Computer/Electric  0.2%

      Ingram Micro *                                         400            18
      ..........................................................................
      Safeguard Scientifics *                                400            17
      ..........................................................................
      Tech Data *                                            300            13
      ..........................................................................
      CHS Electronics *                                      200             3
      ..........................................................................
                                                                            51
                                                                  ..............
      Retail-Food  0.8%

      Safeway *                                            1,100            45
      ..........................................................................
      Albertson's                                            700            36
      ..........................................................................
      Kroger *                                               800            34
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Sysco                                                 1,300  $         33
      ..........................................................................
      Winn-Dixie                                              500            26
      ..........................................................................
      Starbucks *                                             400            22
      ..........................................................................
      Giant Food (Class A)                                    400            17
      ..........................................................................
      American Stores                                         700            17
      ..........................................................................
      DiMon                                                   900            10
      ..........................................................................
      Western Beef *                                          500             4
      ..........................................................................
                                                                            244
                                                                   .............
      Retail-General Department  2.4%

      Wal-Mart                                              4,700           286
      ..........................................................................
      Dayton Hudson                                         1,200            58
      ..........................................................................
      J.C. Penney                                             600            43
      ..........................................................................
      Sears                                                   700            43
      ..........................................................................
      Costco Companies *                                      600            38
      ..........................................................................
      May Department Stores                                   500            33
      ..........................................................................
      Kohl's *                                                600            31
      ..........................................................................
      Federated Department Stores *                           500            27
      ..........................................................................
      Kmart *                                               1,200            23
      ..........................................................................
      Fred Meyer *                                            400            17
      ..........................................................................
      Dillards                                                400            17
      ..........................................................................
      BJ's Wholesale Club *                                   400            16
      ..........................................................................
      Proffitt's *                                            275            11
      ..........................................................................
      Family Dollar Stores                                    600            11
      ..........................................................................
      Consolidated Stores *                                   300            11
      ..........................................................................
      ShopKo Stores *                                         300            10
      ..........................................................................
      Value City Dept Stores *                                400             8
      ..........................................................................
      Ames Department Stores *                                300             8
      ..........................................................................
                                                                            691
                                                                   .............
      Total Consumer Services                                             2,859
                                                                   .............

      ENERGY  5.9%

      Coal & Uranium  0.0%

      Arch Coal                                               200             5
      ..........................................................................
                                                                              5
                                                                   .............
      Domestic Petroleum Reserve  0.8%

      Atlantic Richfield                                      800            62
      ..........................................................................
      Phillips Petroleum                                      700            34
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Burlington Resources                                    600  $         26
      ..........................................................................
      Anadarko Petroleum                                      300            20
      ..........................................................................
      Pennzoil                                                300            15
      ..........................................................................
      Devon Energy                                            400            14
      ..........................................................................
      Union Pacific Resources                                 600            11
      ..........................................................................
      Forcenergy *                                            500             9
      ..........................................................................
      Harken Energy *                                       1,800             9
      ..........................................................................
      EEX *                                                   800             8
      ..........................................................................
      Southwestern Energy                                     800             7
      ..........................................................................
      Belco Oil & Gas *                                       600             5
      ..........................................................................
      Chesapeake Energy                                       308             1
      ..........................................................................
                                                                            221
                                                                   .............
      Gas Utilities  0.8%

      Williams Companies                                    1,100            37
      ..........................................................................
      Sempra Energy *                                       1,251            35
      ..........................................................................
      Enron                                                   500            27
      ..........................................................................
      Columbia Gas System                                     450            25
      ..........................................................................
      LG&E Energy                                             901            24
      ..........................................................................
      Consolidated Natural Gas                                400            24
      ..........................................................................
      Southern Union *                                        500            16
      ..........................................................................
      Western Gas Resources                                   900            13
      ..........................................................................
      Laclede Gas                                             500            12
      ..........................................................................
                                                                            213
                                                                   .............
      International Oil  2.6%

      Exxon                                                 5,400           385
      ..........................................................................
      Mobil                                                 1,700           130
      ..........................................................................
      Chevron                                               1,400           117
      ..........................................................................
      Texaco                                                1,200            72
      ..........................................................................
      Unocal                                                  700            25
      ..........................................................................
      Oryx Energy *                                           600            13
      ..........................................................................
                                                                            742
                                                                   .............
      Oil Refining Distribution  0.8%

      Amoco                                                 2,500           104
      ..........................................................................
      USX-Marathon                                            900            31
      ..........................................................................
      Coastal                                                 300            21
      ..........................................................................
      Amerada Hess                                            300            16
      ..........................................................................
      Sun Company                                             400            15
      ..........................................................................
      Murphy Oil                                              300            15
      ..........................................................................

--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Tosco                                                  400  $         12
      ..........................................................................
      MCN                                                    400            10
      ..........................................................................
      Aquila Gas Pipeline                                    800            10
      ..........................................................................
                                                                           234
                                                                  ..............
      Oil Service  0.9%
      Schlumberger                                         1,100            75
      ..........................................................................
      Camco International                                    400            31
      ..........................................................................
      Halliburton                                            600            27
      ..........................................................................
      Diamond Offshore Drilling                              600            24
      ..........................................................................
      Dresser Industries                                     500            22
      ..........................................................................
      Baker Hughes                                           500            17
      ..........................................................................
      Teppco Partners                                        300            16
      ..........................................................................
      Tidewater                                              400            13
      ..........................................................................
      ENSCO International                                    600            11
      ..........................................................................
      Varco International *                                  500            10
      ..........................................................................
      Santa Fe International                                 300             9
      ..........................................................................
      EVI *                                                  200             8
      ..........................................................................
      Superior Energy *                                      600             3
      ..........................................................................
                                                                           266
                                                                  ..............
      Total Energy                                                       1,681
                                                                  ..............


      FINANCIAL  17.8%

      Bank and Trust  7.9%

      NationsBank                                          2,100           161
      ..........................................................................
      Chase Manhattan                                      2,100           159
      ..........................................................................
      Citicorp                                             1,000           149
      ..........................................................................
      BankAmerica                                          1,600           138
      ..........................................................................
      First Union                                          2,148           125
      ..........................................................................
      BANC ONE                                             1,530            85
      ..........................................................................
      U.S. Bancorp                                         1,900            82
      ..........................................................................
      Fleet Financial Group                                  900            75
      ..........................................................................
      Wells Fargo                                            200            74
      ..........................................................................
      Norwest                                              1,800            67
      ..........................................................................
      Fifth Third Bancorp                                  1,051            66
      ..........................................................................
      National City                                          920            65
      ..........................................................................
      SunTrust                                               700            57
      ..........................................................................
      Bank of New York                                       900            55
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      First Chicago NBD                                       600  $         53
      ..........................................................................
      BankBoston                                              900            50
      ..........................................................................
      Mellon Bank                                             700            49
      ..........................................................................
      J. P. Morgan                                            400            47
      ..........................................................................
      KeyCorp                                               1,300            46
      ..........................................................................
      Wachovia                                                500            42
      ..........................................................................
      State Street                                            600            42
      ..........................................................................
      BB&T                                                    600            41
      ..........................................................................
      PNC Bank                                                700            38
      ..........................................................................
      Bankers Trust New York                                  300            35
      ..........................................................................
      Summit Bancorp                                          700            33
      ..........................................................................
      SouthTrust                                              700            31
      ..........................................................................
      Comerica                                                450            30
      ..........................................................................
      Regions Financial                                       700            29
      ..........................................................................
      Crestar Financial                                       500            27
      ..........................................................................
      Republic New York                                       400            25
      ..........................................................................
      CCB Financial                                           200            21
      ..........................................................................
      Marshall & Ilsley                                       400            21
      ..........................................................................
      Charter One Financial                                   600            20
      ..........................................................................
      Mercantile Bancorporation                               400            20
      ..........................................................................
      Old National Bancorp                                    400            19
      ..........................................................................
      BOK Financial *                                         400            19
      ..........................................................................
      National Commerce Bancorporation                        400            17
      ..........................................................................
      National City Bancshares                                400            16
      ..........................................................................
      UMB Financial                                           300            15
      ..........................................................................
      One Valley Bancorp                                      400            15
      ..........................................................................
      First American                                          300            14
      ..........................................................................
      Silicon Valley Bancshares *                             400            14
      ..........................................................................
      WestAmerica                                             400            13
      ..........................................................................
      Long Island Bancorp                                     200            12
      ..........................................................................
      Imperial Bancorp *                                      400            12
      ..........................................................................
      Cullen/Frost Bankers                                    200            11
      ..........................................................................
      First Virginia Banks                                    200            10
      ..........................................................................
      Community Bankshares of Indiana                         200             4
      ..........................................................................
                                                                          2,249
                                                                  ..............
      Life Insurance  1.2%

      Equitable Companies                                     600            45
      ..........................................................................
      American General                                        600            43
      ..........................................................................

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--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

      CIGNA                                                   600  $         41
      ..........................................................................
      Lincoln National                                        400            37
      ..........................................................................
      Aetna                                                   400            30
      ..........................................................................
      Jefferson Pilot                                         500            29
      ..........................................................................
      Torchmark                                               600            27
      ..........................................................................
      Conseco                                                 400            19
      ..........................................................................
      Sunamerica                                              300            17
      ..........................................................................
      ReliaStar Financial                                     300            14
      ..........................................................................
      American Annuity Group                                  500            12
      ..........................................................................
      Presidential Life                                       400             9
      ..........................................................................
      Guarantee Life                                          300             7
      ..........................................................................
      InterContinental Life *                                 200             5
      ..........................................................................
                                                                            335
                                                                  ..............
      Miscellaneous Finance  3.3%

      Travelers Group                                       2,500           152
      ..........................................................................
      Morgan Stanley Dean Witter Discover                   1,400           128
      ..........................................................................
      American Express                                      1,000           114
      ..........................................................................
      Merrill Lynch                                           900            83
      ..........................................................................
      Associates First Capital (Class A)                      771            59
      ..........................................................................
      MBNA                                                  1,400            46
      ..........................................................................
      Household International                                 800            40
      ..........................................................................
      Capital One Financial                                   300            37
      ..........................................................................
      Franklin Resources                                      600            32
      ..........................................................................
      Lehman Brothers                                         400            31
      ..........................................................................
      Beneficial                                              200            31
      ..........................................................................
      Paine Webber                                            700            30
      ..........................................................................
      Bear Stearns                                            500            28
      ..........................................................................
      SLM Holding                                             500            25
      ..........................................................................
      Charles Schwab                                          700            23
      ..........................................................................
      The CIT Group (Class A)                                 600            23
      ..........................................................................
      Alliance Capital                                        600            15
      ..........................................................................
      B & L Financial                                         700            11
      ..........................................................................
      Eaton Vance                                             200             9
      ..........................................................................
      Pioneer Group                                           300             8
      ..........................................................................
      FIRSTPLUS Financial *                                   200             7
      ..........................................................................
      Swisher International *                               1,100             3
      ..........................................................................
      ADVANTA                                                  55             1
      ..........................................................................
                                                                            936
                                                                  ..............

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Mortgage Financing  0.9%

      Fannie Mae                                            2,000  $        121
      ..........................................................................
      Freddie Mac                                           1,800            85
      ..........................................................................
      Fund American Enterprises                               200            30
      ..........................................................................
      Countrywide Credit                                      400            20
      ..........................................................................
      AMRESCO *                                               300             9
      ..........................................................................
                                                                            265
                                                                  ..............
      Other Insurance  3.8%

      Berkshire Hathaway (Class A) *                            3           235
      ..........................................................................
      American International Group                          1,600           234
      ..........................................................................
      Allstate                                                900            82
      ..........................................................................
      General Re                                              200            51
      ..........................................................................
      Aon                                                     600            42
      ..........................................................................
      Chubb                                                   500            40
      ..........................................................................
      Loews                                                   400            35
      ..........................................................................
      Hartford Financial Services                             300            34
      ..........................................................................
      St. Paul Companies                                      800            34
      ..........................................................................
      MBIA                                                    400            30
      ..........................................................................
      AMBAC                                                   500            29
      ..........................................................................
      Progressive                                             200            28
      ..........................................................................
      CNA Financial *                                         600            28
      ..........................................................................
      Cincinnati Financial                                    600            23
      ..........................................................................
      Unitrin                                                 300            21
      ..........................................................................
      Horace Mann Educators                                   600            21
      ..........................................................................
      AFLAC                                                   600            18
      ..........................................................................
      Travelers Property Casualty (Class A)                   400            17
      ..........................................................................
      MGIC Investment                                         300            17
      ..........................................................................
      Medallion Financial                                     500            14
      ..........................................................................
      SAFECO                                                  300            14
      ..........................................................................
      American National Insurance                             100            10
      ..........................................................................
      Acceptance Insurance *                                  300             7
      ..........................................................................
      Medical Assurance *                                     200             5
      ..........................................................................
      Baldwin & Lyons (Class B)                               200             5
      ..........................................................................
                                                                          1,074
                                                                  ..............
      Thrift Institutions  0.7%

      Washington Mutual                                     1,050            46
      ..........................................................................
      H. F. Ahmanson                                          400            28
      ..........................................................................
      Dime Bancorp                                            700            21
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Sovereign Bancorp                                     1,020  $         17
      ..........................................................................
      Washington Federal                                      600            17
      ..........................................................................
      Staten Island Bancorp                                   700            16
      ..........................................................................
      Harris Financial                                        600            13
      ..........................................................................
      ISB Financial                                           500            13
      ..........................................................................
      FSF Financial                                           700            13
      ..........................................................................
      Abington Bancorp                                        600            11
      ..........................................................................
                                                                            195
                                                                  ..............
      Total Financial                                                     5,054
                                                                  ..............


      HEALTH CARE  10.1%

      Drugs  8.0%

      Merck                                                 2,700           361
      ..........................................................................
      Pfizer                                                3,000           326
      ..........................................................................
      Bristol-Myers Squibb                                  2,200           253
      ..........................................................................
      Johnson & Johnson                                     3,200           236
      ..........................................................................
      Eli Lilly                                             2,400           159
      ..........................................................................
      Schering-Plough                                       1,700           156
      ..........................................................................
      Abbott Laboratories                                   3,800           155
      ..........................................................................
      American Home Products                                2,900           150
      ..........................................................................
      Warner-Lambert                                        1,900           132
      ..........................................................................
      Monsanto                                              1,300            73
      ..........................................................................
      Amgen *                                                 600            39
      ..........................................................................
      Genentech *                                             500            34
      ..........................................................................
      Cardinal Health                                         300            28
      ..........................................................................
      McKesson                                                300            24
      ..........................................................................
      Forest Laboratories *                                   600            21
      ..........................................................................
      MedImmune *                                             300            19
      ..........................................................................
      Rexall Sundown *                                        500            18
      ..........................................................................
      Serologicals *                                          500            16
      ..........................................................................
      Techne *                                                800            15
      ..........................................................................
      Mallinkrodt                                             400            12
      ..........................................................................
      Patterson Dental *                                      300            11
      ..........................................................................
      Transkaryotic Therapies *                               400            10
      ..........................................................................
      ICOS *                                                  500            10
      ..........................................................................
      Nutramax Products *                                   1,000            10
      ..........................................................................
      Allou Health & Beauty *                                 800             8
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Creative Biomolecules *                               1,300  $          6
      ..........................................................................
                                                                          2,282
                                                                  ..............
      Health Care (non-drug)  1.2%

      Medtronic                                             1,100            70
      ..........................................................................
      Boston Scientific *                                     700            50
      ..........................................................................
      Baxter International                                    900            48
      ..........................................................................
      Guidant                                                 500            36
      ..........................................................................
      Becton, Dickinson                                       400            31
      ..........................................................................
      Biomet                                                  600            20
      ..........................................................................
      C. R. Bard                                              500            19
      ..........................................................................
      Steris *                                                200            13
      ..........................................................................
      ThermoSpectra Corp *                                    900            11
      ..........................................................................
      Arterial Vascular Engineering *                         200             7
      ..........................................................................
      Arrow International                                     200             6
      ..........................................................................
      Nitinol Medical Technologies *                          700             5
      ..........................................................................
      Affymetrix *                                            200             5
      ..........................................................................
      Circon Corp *                                           300             5
      ..........................................................................
      Cardima *                                               800             2
      ..........................................................................
                                                                            328
                                                                  ..............
      HMO/Hospital Management  0.9%

      Columbia/HCA Healthcare                               1,600            47
      ..........................................................................
      United HealthCare                                       600            38
      ..........................................................................
      Tenet Healthcare *                                    1,000            31
      ..........................................................................
      HealthSouth *                                         1,100            29
      ..........................................................................
      Wellpoint Health Networks *                             300            22
      ..........................................................................
      PacifiCare Health Systems (Class B) *                   200            18
      ..........................................................................
      Universal Health Services *                             300            17
      ..........................................................................
      PhyCor *                                                800            13
      ..........................................................................
      National Surgery Centers *                              400            12
      ..........................................................................
      Total Renal Care Holdings *                             333            11
      ..........................................................................
      Apria Healthcare *                                    1,400             9
      ..........................................................................
      Curative Technologies *                                 300             9
      ..........................................................................
      Ventas                                                  400             6
      ..........................................................................
      American HomePatient *                                  200             4
      ..........................................................................
      Vencor *                                                400             3
      ..........................................................................
                                                                            269
                                                                  ..............
      Total Health Care                                                   2,879
                                                                  ..............

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--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      PROCESS INDUSTRIES  2.8%

      Chemicals  2.1%

      DuPont                                                2,400  $        179
      ..........................................................................
      Dow Chemical                                            500            48
      ..........................................................................
      PPG Industries                                          600            42
      ..........................................................................
      Union Carbide                                           700            37
      ..........................................................................
      Air Products and Chemicals                              800            32
      ..........................................................................
      Occidental Petroleum                                  1,100            30
      ..........................................................................
      Hercules                                                600            25
      ..........................................................................
      Praxair                                                 500            24
      ..........................................................................
      ARCO                                                    400            23
      ..........................................................................
      Sybron International *                                  900            23
      ..........................................................................
      Millennium Chemicals                                    600            20
      ..........................................................................
      Cabot                                                   500            16
      ..........................................................................
      RPM                                                     900            15
      ..........................................................................
      TETRA Technologies *                                    800            13
      ..........................................................................
      Crompton & Knowles                                      500            13
      ..........................................................................
      Airgas *                                                800            12
      ..........................................................................
      NL Industries                                           500            10
      ..........................................................................
      International Specialty Products *                      500             9
      ..........................................................................
      A. Schulman                                             400             8
      ..........................................................................
      Hawkins Chemical                                        600             7
      ..........................................................................
      Terra Nitrogen                                          200             5
      ..........................................................................
                                                                            591
                                                                  ..............
      Forest Products  0.1%

      Playtex Products *                                      900            14
      ..........................................................................
      Louisiana Pacific                                       600            11
      ..........................................................................
      Universal Forest Products                               300             5
      ..........................................................................
                                                                             30
                                                                  ..............
      Paper  0.6%

      International Paper                                     800            35
      ..........................................................................
      Fort James                                              700            31
      ..........................................................................
      Weyerhaeuser                                            600            28
      ..........................................................................
      Westvaco                                                600            17
      ..........................................................................
      Boise Cascade                                           500            16
      ..........................................................................
      Chesapeake Corp                                         300            12
      ..........................................................................
      Schweitzer Mauduit                                      400            12
      ..........................................................................

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--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Ivex Packaging *                                        400  $          9
      ..........................................................................
      FiberMark *                                             400             6
      ..........................................................................
      Stone Container *                                       400             6
      ..........................................................................
      Badger Paper Mills *                                    500             4
      ..........................................................................
                                                                            176
                                                                  ..............
      Total Process Industries                                              797
                                                                  ..............

      TECHNOLOGY  15.7%

      Aerospace  0.7%

      Boeing                                                2,200            98
      ..........................................................................
      Lockheed Martin                                         500            53
      ..........................................................................
      Sundstrand                                              400            23
      ..........................................................................
      Gulfstream Aerospace *                                  300            14
      ..........................................................................
      United Industrial                                       900            12
      ..........................................................................
                                                                            200
                                                                  ..............
      Analytical Equipment  0.9%

      Emerson Electric                                      1,100            66
      ..........................................................................
      Raytheon (Class B)                                      900            53
      ..........................................................................
      Honeywell                                               400            33
      ..........................................................................
      Northrop                                                200            21
      ..........................................................................
      Thermo Electron *                                       600            21
      ..........................................................................
      Stimsonite *                                          2,200            17
      ..........................................................................
      Perkin-Elmer                                            200            12
      ..........................................................................
      Bioanalytical systems *                               1,400            10
      ..........................................................................
      KLA-Tencor *                                            300             8
      ..........................................................................
      Cognex *                                                400             8
      ..........................................................................
      Meade Instruments *                                     600             6
      ..........................................................................
      Robotic Vision Systems *                                400             2
      ..........................................................................
                                                                            257
                                                                  ..............
      Business Machines  3.0%

      IBM                                                   2,100           241
      ..........................................................................
      Dell Computer *                                       1,500           139
      ..........................................................................
      Hewlett-Packard                                       2,100           126
      ..........................................................................
      COMPAQ Computer                                       3,678           104
      ..........................................................................
      Xerox                                                   800            81
      ..........................................................................
      Sun Microsystems *                                    1,100            48
      ..........................................................................
      Pitney Bowes                                            900            43
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands


      Gateway 2000 *                                          500  $         25
      ..........................................................................
      Sequent Computer Systems *                              800            10
      ..........................................................................
      NCR *                                                   300            10
      ..........................................................................
      Ikon Office Solutions                                   600             9
      ..........................................................................
      Silicon Graphics *                                      700             9
      ..........................................................................
                                                                            845
                                                                  ..............
      Communication Equipment  1.6%

      Lucent Technologies                                   2,900           241
      ..........................................................................
      Motorola                                              1,500            79
      ..........................................................................
      Tellabs *                                               600            43
      ..........................................................................
      Plantronics *                                           400            21
      ..........................................................................
      Sensormatic Electronics                               1,000            14
      ..........................................................................
      Aspect Telecommunications *                             500            14
      ..........................................................................
      General Instrument *                                    400            11
      ..........................................................................
      Napco Security Systems *                              1,800             9
      ..........................................................................
      PairGain Technologies *                                 400             7
      ..........................................................................
      P-COM *                                                 700             6
      ..........................................................................
      CMC Industries *                                        600             4
      ..........................................................................
                                                                            449
                                                                  ..............
      Computer Communications  1.1%

      Cisco Systems *                                       2,300           212
      ..........................................................................
      3Com *                                                1,100            34
      ..........................................................................
      Ascend Communications *                                 500            25
      ..........................................................................
      Bay Networks *                                          600            19
      ..........................................................................
      Intermedia Communications *                             300            12
      ..........................................................................
      Adaptec *                                               700            10
      ..........................................................................
      Digital Link *                                          600             5
      ..........................................................................
      Emulux *                                                400             2
      ..........................................................................
                                                                            319
                                                                  ..............
      Computer Peripherals  0.4%

      EMC *                                                 1,200            54
      ..........................................................................
      Symbol Technologies                                     500            19
      ..........................................................................
      Bell & Howell *                                         600            15
      ..........................................................................
      Advanced Digital Info *                                 800            11
      ..........................................................................
      Security Dynamics Technologies *                        600            11
      ..........................................................................
      Western Digital *                                       600             7
      ..........................................................................
      C-Cube Microsystems *                                   300             6
      ..........................................................................
                                                                            123
                                                                  ..............

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands


      Computer Services  1.6%

      America Online                                         500  $         53
      .........................................................................
      Electronic Data Systems                              1,300            52
      .........................................................................
      HBO                                                  1,400            49
      .........................................................................
      Automatic Data Processing                              600            44
      .........................................................................
      First Data                                           1,000            33
      .........................................................................
      Computer Sciences                                      500            32
      .........................................................................
      CIBER *                                                600            23
      .........................................................................
      THINK New Ideas *                                      600            16
      .........................................................................
      Yahoo! *                                               100            16
      .........................................................................
      Affiliated Computer Services (Class A) *               400            15
      .........................................................................
      Lycos Inc *                                            200            15
      .........................................................................
      Cerner *                                               500            14
      .........................................................................
      At Home *                                              300            14
      .........................................................................
      Galileo International                                  300            14
      .........................................................................
      GTECH *                                                400            14
      .........................................................................
      Mentor Graphics                                      1,000            11
      .........................................................................
      Sykes Enterprises *                                    500            10
      .........................................................................
      Network Solutions (Class A) *                          200             9
      .........................................................................
      H.T.E. *                                               600             8
      .........................................................................
      Telescan *                                             700             5
      .........................................................................
      Data Dimensions *                                      300             5
      .........................................................................
                                                                           452
                                                                  .............
      Computer Software  3.7%

      Microsoft *                                          5,500           596
      .........................................................................
      Computer Associates                                  1,300            72
      .........................................................................
      Oracle *                                             2,500            61
      .........................................................................
      BMC Software *                                         800            41
      .........................................................................
      PeopleSoft *                                           800            38
      .........................................................................
      Compuware *                                            600            31
      .........................................................................
      Intuit *                                               400            24
      .........................................................................
      Sterling Commerce *                                    500            24
      .........................................................................
      Synopsys *                                             500            23
      .........................................................................
      Cadence Design Systems *                               700            22
      .........................................................................
      Electronic Arts *                                      400            22
      .........................................................................
      Parametric Technology *                                700            19
      .........................................................................
      Legato Systems *                                       400            16
      .........................................................................
      Midway Games *                                         939            15
      .........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Network Associates *                                    300  $         14
      .........................................................................
      PLATINUM technology *                                   500            14
      .........................................................................
      Ardent Software *                                     1,000            14
      .........................................................................
      Orcad *                                                 700             7
      .........................................................................
      Ansoft *                                                400             5
      .........................................................................
                                                                          1,058
                                                                     ..........
      Electronic Manufacturing Equipment  0.2%
      Applied Materials *                                     900            27
      .........................................................................
      Varian Associates                                       400            16
      .........................................................................
      Quipp *                                                 400             8
      .........................................................................
      Novellus Systems *                                      200             7
      .........................................................................
                                                                             58
                                                                     ..........
      Electronics  2.5%
      Intel                                                 3,800           281
      .........................................................................
      GM                                                    1,600           107
      .........................................................................
      Texas Instruments                                       900            52
      .........................................................................
      AMP                                                     900            31
      .........................................................................
      Rockwell International                                  600            29
      .........................................................................
      Vishay Intertechnology *                                930            17
      .........................................................................
      LSI Logic *                                             700            16
      .........................................................................
      Thomas & Betts                                          300            15
      .........................................................................
      Analog Devices *                                        600            15
      .........................................................................
      Maxim Integrated Products *                             400            13
      .........................................................................
      Micron Technology *                                     500            12
      .........................................................................
      Andrew *                                                600            11
      .........................................................................
      Kimball International                                   600            11
      .........................................................................
      Level One *                                             450            11
      .........................................................................
      KEMET *                                                 800            10
      .........................................................................
      Arrow Electronics *                                     400             9
      .........................................................................
      International Rectifier *                             1,000             8
      .........................................................................
      Amphenol *                                              200             8
      .........................................................................
      SMART Modular Technologies *                            500             7
      .........................................................................
      Xilinx *                                                200             7
      .........................................................................
      Jabil Circuit *                                         200             7
      .........................................................................
      Integrated Silicon Solution *                           900             6
      .........................................................................
      Supertex *                                              400             5
      .........................................................................
      DuPont Photomasks *                                     100             3
      .........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Micro Linear *                                          600    $        3
      ..........................................................................
                                                                            694
                                                                     ...........
      Total Technology                                                    4,455
                                                                     ...........


      UTILITIES  8.0%
      ..........................................................................
      Electric Utilities  2.6%
      Duke Energy                                             800            47
      ..........................................................................
      Edison International                                  1,300            38
      ..........................................................................
      American Electric Power                                 800            36
      ..........................................................................
      Southern Company                                      1,300            36
      ..........................................................................
      PG&E                                                  1,100            35
      ..........................................................................
      Dominion Resources                                      800            33
      ..........................................................................
      PacifiCorp                                            1,400            32
      ..........................................................................
      AES *                                                   600            32
      ..........................................................................
      Northern States Power                                 1,000            29
      ..........................................................................
      Consolidated Edison                                     600            28
      ..........................................................................
      CMS Energy                                              600            26
      ..........................................................................
      NIPSCO                                                  900            25
      ..........................................................................
      Texas Utilities                                         600            25
      ..........................................................................
      DTE Energy                                              600            24
      ..........................................................................
      PP&L Resources                                        1,000            23
      ..........................................................................
      IPALCO Enterprises                                      500            22
      ..........................................................................
      Central and South West                                  800            21
      ..........................................................................
      Entergy                                                 700            20
      ..........................................................................
      FPL Group                                               300            19
      ..........................................................................
      Niagara Mohawk *                                      1,200            18
      ..........................................................................
      Carolina Power & Light                                  400            17
      ..........................................................................
      UNITIL Corp                                             700            16
      ..........................................................................
      WPS Resources                                           500            16
      ..........................................................................
      BGE                                                     500            16
      ..........................................................................
      Western Resources                                       400            16
      ..........................................................................
      Northeast Utilities *                                   900            15
      ..........................................................................
      Unicom                                                  400            14
      ..........................................................................
      CalEnergy *                                             400            12
      ..........................................................................
      Illinova                                                400            12
      ..........................................................................
      DQE                                                     300            11
      ..........................................................................
      Rochester Gas & Electric                                300            10
      ..........................................................................

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands


      Unisource Energy *                                      500     $       8
      ..........................................................................
                                                                            732
                                                                      ..........
      Telephone and Telegraph  5.4%
      AT&T                                                  3,500           200
      ..........................................................................
      Bell Atlantic                                         3,600           164
      ..........................................................................
      SBC Communications                                    3,700           148
      ..........................................................................
      BellSouth                                             2,000           134
      ..........................................................................
      GTE                                                   2,000           111
      ..........................................................................
      WorldCom *                                            2,300           111
      ..........................................................................
      Ameritech                                             2,300           103
      ..........................................................................
      MCI                                                   1,600            93
      ..........................................................................
      AirTouch Communications *                             1,400            82
      ..........................................................................
      Sprint                                                1,000            71
      ..........................................................................
      U S WEST Communications                               1,238            58
      ..........................................................................
      ALLTEL                                                  800            37
      ..........................................................................
      Level 3 Communications *                                500            37
      ..........................................................................
      Frontier                                                800            25
      ..........................................................................
      Teleport Communications Group (Class A) *               400            22
      ..........................................................................
      U. S. Cellular *                                        700            22
      ..........................................................................
      Century Telephone Enterprises                           450            21
      ..........................................................................
      Citizens Utilities *                                  1,904            18
      ..........................................................................
      NEXTEL Communications *                                 700            17
      ..........................................................................
      Winstar Communications *                                300            13
      ..........................................................................
      EXCEL Communications *                                  500            11
      ..........................................................................
      Tel-Save Holdings *                                     700            10
      ..........................................................................
      USCI *                                                2,300             9
      ..........................................................................
      Telephone and Data Systems                              200             8
      ..........................................................................
      Omnipoint *                                             300             7
      ..........................................................................
      American Communications *                               300             7
      ..........................................................................
      General Communication *                               1,000             6
      ..........................................................................
                                                                          1,545
                                                                      ..........
      Water Utilities  0.0%
      American Water Works                                    300             9
      ..........................................................................
                                                                              9
                                                                      ..........
      Total Utilities                                                     2,286
                                                                      ..........

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                         Shares/Par       Value
--------------------------------------------------------------------------------
                                                                   In thousands

      MISCELLANEOUS  0.1%

      Peekskill Financial                                       600  $       11
      ..........................................................................
      Bayard Drilling *                                         682           5
      ..........................................................................
      BioReliance *                                             200           3
      ..........................................................................
      Gulfport Energy *                                         664           1
      ..........................................................................
      Total Miscellaneous                                                    20
                                                                      ..........
      Total Common Stocks (Cost  $25,292)                                26,754
                                                                      ..........


      SHORT-TERM INVESTMENTS  7.3%


      U.S. GOVERNMENT OBLIGATIONS  0.3%

      U.S. Treasury Bills, 4.935 - 5.12%, 7/9 - 11/27/98 $   75,000          74
      ..........................................................................
                                                                             74
                                                                      ..........


      MONEY MARKET FUNDS  7.0%

      Reserve Investment Fund, 5.69% #                    1,990,773       1,991
      ..........................................................................
                                                                          1,991
                                                                      ..........

      Total Short-Term Investments (Cost  $2,065)                         2,065
                                                                      ..........

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

--------------------------------------------------------------------------------------------------

                                                                       Shares/Par           Value
--------------------------------------------------------------------------------------------------
                                                                                     In thousands
 Total Investments in Securities

 101.5% of Net Assets (Cost $27,357)                                                $      28,819

 Futures Contracts
 In thousands

                                                            Contract      Unrealized
                                             Expiration      Value        Gain (Loss)
                                             ..........     ........      ...........
 Long, 4 Standard & Poor's 500 Stock Index
 contracts, $50,000 of U.S. Treasury Bills
 pledged as initial margin                     9/98        $ 1,143       $         15
 Long, 1 Midcap 400 Stock Index contract,
 $15,000 of U.S. Treasury Bills pledged as
 initial margin                                9/98            182                  6
 Long, 1 Russell 2000 Stock Index contract,
 $10,000 of U.S. Treasury Bills pledged as
 initial margin                                9/98            231                  2
 Net payments (receipts) of variation
 margin to date                                                                   (31)
                                                                           ...........
 Variation margin receivable
 (payable) on open futures contracts                                                $          (8)


 Other Assets Less Liabilities                                                               (422)
                                                                                      .............


 NET ASSETS                                                                           $     28,389
                                                                                      -------------
 Net Assets Consist of:
 Accumulated net investment income - net of distributions                             $          9
 Accumulated net realized gain/loss - net of distributions                                      77
 Net unrealized gain (loss)                                                                  1,485
 Paid-in-capital applicable to 2,474,520 shares of $0.0001 par
 value capital stock outstanding; 1,000,000,000 shares authorized                           26,818
                                                                                      .............

 NET ASSETS                                                                           $     28,389
                                                                                      -------------
 NET ASSET VALUE PER SHARE                                                            $      11.47
                                                                                      -------------

     #  Seven-day yield
     *  Non-income producing
  REIT  Real Estate Investment Trust

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

--------------------------
  STATEMENT OF OPERATIONS
-------------------------------------------------------------------------

  In thousands


                                                                 1/30/98
                                                                 Through
                                                                 6/30/98

     Investment Income
     Income
       Dividend                                             $        104
       Interest                                                       36
                                                            .............
       Total income                                                  140
                                                            .............
     Expenses
       Custody and accounting                                         61
       Shareholder servicing                                          19
       Registration                                                    5
       Legal and audit                                                 3
       Directors                                                       2
       Prospectus and shareholder reports                              2
       Reimbursed by manager                                         (63)
                                                            .............
       Total expenses                                                 29
                                                            .............
     Net investment income                                           111
                                                            .............

     Realized and Unrealized Gain (Loss)
     Net realized gain (loss)
       Securities                                                     66
       Futures                                                        11
                                                            .............
       Net realized gain (loss)                                       77
                                                            .............
     Change in net unrealized gain or loss
       Securities                                                  1,462
       Futures                                                        23
                                                            .............
       Change in net unrealized gain or loss                       1,485
                                                            .............
     Net realized and unrealized gain (loss)                       1,562
                                                            .............

     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                 $      1,673
                                                            -------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited

 ------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
 ------------------------------------------------------------------------------
  In thousands

                                                                       1/30/98
                                                                       Through
                                                                       6/30/98

     Increase (Decrease) in Net Assets
     Operations
      Net investment income                                        $       111
      Net realized gain (loss)                                              77
      Change in net unrealized gain or loss                              1,485
                                                                   ............
      Increase (decrease) in net assets from operations                  1,673
                                                                   ............

     Distributions to shareholders
      Net investment income                                               (102)
                                                                   ............

     Capital share transactions *
      Shares sold                                                       27,810
      Distributions reinvested                                              99
      Shares redeemed                                                   (1,093)
      Redemption fees received                                               2
                                                                   ............
      Increase (decrease) in net assets from capital
      share transactions                                                26,818
                                                                   ............

     Net Assets
     Increase (decrease) during period                                  28,389
     Beginning of period                                                     -
                                                                   ............

     End of period                                                 $    28,389
                                                                   ------------
   * Share information
      Shares sold                                                        2,563
      Distributions reinvested                                               9
      Shares redeemed                                                      (97)
                                                                   ............
      Increase (decrease) in shares outstanding                          2,475




The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1998

 -------------------------------
  NOTES TO FINANCIAL STATEMENTS
 -------------------------------------------------------------------------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Equity Market Index Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

      shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.



NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Futures Contracts At June 30, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $25,530,000 and $313,000, respectively, for the six months ended June 30, 1998.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

      At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $27,357,000, and net unrealized gain aggregated $1,462,000, of which $2,246,000 related to appreciated investments and $784,000 to depreciated investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX Fund
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $35,000 and are reflected as interest income in the accompanying Statement of Operations.

For yield, price, last transaction,           Investor Centers:
current balance, or to conduct                101 East Lombard St.
transactions, 24 hours, 7 days                Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                      T. Rowe Price
                                              Financial Center
For assistance                                10090 Red Run Blvd.
with your existing                            Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                    Farragut Square
1-800-225-5132 toll free                      900 17th Street, N.W.
410-625-6500 Baltimore area                   Washington, D.C. 20006

To open a Discount Brokerage                  ARCO Tower
account or obtain information,                31st Floor
call:   1-800-638-5660 toll free              515 South Flower St.
                                              Los Angeles, CA 90071

Internet address:
www.troweprice.com                            4200 West Cypress St.
                                              10th Floor
T. Rowe Price Associates                      Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Market Index Funds.






[LOGO OF T. ROWE PRICE INVESTMENT SERVICES, INC., APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.          F23-051  6/30/98